Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 77,105	₩ 46,543
Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	70,544	37,593
Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	429	49
Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	6,132	8,901
Carrying value
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	76,936	46,372
Carrying value | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	70,544	37,593
Carrying value | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	429	49
Carrying value | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	5,963	8,730
Less than 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	71,248	29,944
Less than 3 months | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	69,803	28,907
Less than 3 months | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	429	49
Less than 3 months | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,016	988
3 months ~ 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,390	10,673
3 months ~ 1 year | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	367	7,958
3 months ~ 1 year | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3 months ~ 1 year | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,023	2,715
1~2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,850	3,330
1~2 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	374	728
1~2 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
1~2 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,476	2,602
2~3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	617	2,135
2~3 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	617	2,135
3~5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	461
3~5 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 0	₩ 461